Financial Risk Management - Summary of Contractual Undiscounted Cash Flows (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of maturity analysis for non-derivative financial liabilities [Line Items]
Trade and other payables	₩ 8,922,416	₩ 8,483,110
Borrowings (including debentures)	10,693,722	11,016,756
Lease liabilities	1,340,166	1,336,761
Other non-derivative financial liabilities	1,130,037	336,178
Financial guarantee contracts	116,719	26,206
Total	22,203,060	21,199,011
Less than 1 year [member]
Disclosure of maturity analysis for non-derivative financial liabilities [Line Items]
Trade and other payables	8,184,036	7,386,703
Borrowings (including debentures)	2,922,557	2,028,207
Lease liabilities	313,431	313,162
Other non-derivative financial liabilities	372,743	33,279
Financial guarantee contracts	13,719	21,618
Total	11,806,486	9,782,969
1-5 years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [Line Items]
Trade and other payables	730,340	1,009,559
Borrowings (including debentures)	6,027,323	6,972,077
Lease liabilities	617,561	615,766
Other non-derivative financial liabilities	747,221	209,155
Financial guarantee contracts	103,000
Total	8,225,445	8,806,557
More than 5 years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [Line Items]
Trade and other payables	8,040	86,848
Borrowings (including debentures)	1,743,842	2,016,472
Lease liabilities	409,174	407,833
Other non-derivative financial liabilities	10,073	93,744
Financial guarantee contracts	0	4,588
Total	₩ 2,171,129	₩ 2,609,485